Other Intangibles, Net (Schedule Of Customer Relationships And Tradename And Other Intangible Assets And Related Accumulated Amortization) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 416,465	$ 439,365
Accumulated amortization	(52,328)	(21,330)
Finite-lived intangible assets	364,137	418,035
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	360,000	360,000
Accumulated amortization	(34,529)	(13,353)
Finite-lived intangible assets	325,471	346,647
Tradename And Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	56,465	79,365
Accumulated amortization	(17,799)	(7,977)
Finite-lived intangible assets	$ 38,666	$ 71,388